Prospectus                                                     September 1, 1995

--------------------------------------------------------------------------------
                         Liquid Institutional Reserves
                               Money Market Fund
                           Government Securities Fund
                            Treasury Securities Fund
    1285 AVENUE OF THE AMERICAS   NEW YORK, NEW YORK 10019   (800) 647-1568

Liquid Institutional Reserves (the 'Trust') is a no-load, open-end investment company offering shares in three separate, diversified, money market funds (the 'Funds'). Each Fund seeks high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in high quality, short term, U.S. dollar denominated money market instruments.

      The Money Market Fund invests in a broad array of obligations of U.S. and foreign issuers and repurchase agreements.

      The Government Securities Fund invests in certain securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, the interest income from which is generally exempt from state income taxation.

      The Treasury Securities Fund invests exclusively in securities issued by the U.S. Treasury, which are supported by the full faith and credit of the United States.


An investment in a Fund is not insured or guaranteed by the U.S. Government. While each Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.


Each Fund offers investors the choice of investing in two separate classes of shares representing equal, pro rata interests in its investment portfolio -- 'Institutional' shares and 'Financial Intermediary' shares. Institutional shares in each of the Funds are available for purchase by institutional investors. Financial Intermediary shares in each of the Funds are available for purchase by banks and other financial intermediaries for the benefit of their customers and bear all fees payable by the Funds to financial intermediaries for certain services they provide to the beneficial owners of these shares.

This Prospectus briefly sets forth certain information about the Trust that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. Additional information about the Trust, contained in a Statement of Additional Information dated the same date as this Prospectus, has been filed with the Securities and Exchange Commission (the 'SEC') and is available to investors without charge by calling the telephone number set forth above. The Statement of Additional Information is incorporated in its entirety by reference into this Prospectus. Shareholder inquiries may be directed to the Trust at the above address.
--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND  EXCHANGE COMMISSION OR ANY  STATE SECURITIES COMMISSION NOR HAS
       THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES
         COMMISSION  PASSED  UPON THE  ACCURACY  OR ADEQUACY  OF THIS
           PROSPECTUS.      ANY      REPRESENTATION     TO      THE
                        CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
                                   FEE TABLE

Each Fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares. Shares of each class represent equal, pro rata interests in the Fund and accrue daily dividends in the same manner, except that Financial Intermediary shares bear fees payable by the Fund to financial intermediaries for services they provide to the beneficial owners of these shares. In addition, financial intermediaries may directly charge beneficial owners of Financial Intermediary shares with fees relating to their investments, which are required to be disclosed to those owners by the intermediaries. See 'Management of the Trust -- Financial Intermediaries' and 'Purchase and Redemption of Shares -- Other Matters.' Shares of the Funds are sold without imposition of any sales charge, deferred sales charge or any other transaction fee.


                                  GOVERNMENT
                                SECURITIES FUND              MONEY MARKET FUND         TREASURY SECURITIES FUND
ANNUAL FUND OPERATING    ----------------------------- ----------------------------- -----------------------------
  EXPENSES                                 FINANCIAL                     FINANCIAL                     FINANCIAL
(as a percentage of       INSTITUTIONAL  INTERMEDIARY   INSTITUTIONAL  INTERMEDIARY   INSTITUTIONAL  INTERMEDIARY
average net assets)**        SHARES         SHARES*        SHARES         SHARES*        SHARES         SHARES*
------------------------ --------------- ------------- --------------- ------------- --------------- -------------
Management Fee (after
  fee waivers)..........         .20%           .20%           .20%           .20%           .20%           .20%
Other Expenses (after
  reimbursements)
    Shareholder
      Servicing Fees....      0%           .25%             0%           .25%             0%           .25%
    Miscellaneous.......    .10%           .10%           .10%           .10%           .10%           .10%
                            ---            ---            ---            ---            ---            ---
        Total Other
          Expenses
          (after
      reimbursements)...         .10%           .35%           .10%           .35%           .10%           .35%
                                 ---            ---            ---            ---            ---            ---
    Total Fund Operating
      Expenses (after
      fee waivers and
     reimbursements)**..         .30%           .55%           .30%           .55%           .30%           .55%
                                 ---            ---            ---            ---            ---            ---
                                 ---            ---            ---            ---            ---            ---



EXAMPLE**                                                          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------   -------------    ------------    -------------    ------------
You would pay the following expenses on a $1,000  investment,
  assuming   (i)  a  5%  annual  return,  (ii)  total  annual
  operating expenses as shown in the fee table set out  above and  (iii) redemption at  the end of  each time period with respect to the following shares:
Government Securities Fund
    Institutional shares.....................................        $ 3             $ 10             $17             $ 38
    Financial Intermediary shares............................        $ 6             $ 18             $31             $ 69
Money Market Fund
    Institutional shares.....................................        $ 3             $ 10             $17             $ 38
    Financial Intermediary shares............................        $ 6             $ 18             $31             $ 69
Treasury Securities Fund
    Institutional shares.....................................        $ 3             $ 10             $17             $ 38
    Financial Intermediary shares............................        $ 6             $ 18             $31             $ 69


     The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly but should not be considered a representation of past or future expenses or rate of return. With respect to the Financial Intermediary shares, each Fund's 'other expenses' are based on estimates for the Trust's current fiscal year. Expenses associated with distributing the Funds' shares are borne by the Trust's distributor out of its own resources and are not borne directly or indirectly by shareholders. For more complete descriptions of the various costs and expenses, see 'Management of the Trust' in this Prospectus and 'Investment Advisory and Other Services' in the Statement of Additional Information.

      *At the date of this Prospectus, no Financial Intermediary shares are outstanding.


     **Information in the expense table and the example has been restated to reflect an agreement by the Trust's investment adviser and administrator to waive .05% of its advisory and administration fee and to reduce or otherwise limit the expenses of each Fund, on an annualized basis, to .30% and .55% of each Fund's average daily net assets in respect of Institutional shares and Financial Intermediary shares, respectively. In the absence of the agreement described in the first sentence of this note, the Money Market Fund's, Government Securities Fund's and Treasury

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Securities Fund's total  operating expenses would have been .37%, .47% and .84%, respectively, of their average net assets for Institutional shares and would have been .62%, .72% and 1.09% (estimated), respectively, of their average net assets in respect of Financial Intermediary shares. Without this agreement, under the assumptions set forth in the example above, the expenses on a $1,000 investment in the Money Market Fund's, Government Securities Fund and Treasury Securities Fund at the end of one, three, five and ten years would have been $4, $12, $21 and $47; $5, $15, $26 and $59; and $9, $27, $47 and $104, respectively, for Institutional shares  and would have been $6,  $20,  $35 and  $77;  $7, $23,
$40   and  $89;  and  $11,  $35,  $60  and $133 (estimated),  respectively,  for
Financial Intermediary shares. Management of the Trust does not anticipate that it will waive its fees or reimburse expenses in the current fiscal year, except to the extent necessary to comply with its fee waiver and total expense limitation agreement described in the first sentence of this note.


     The Funds are offered to participants in the PaineWebber Resource Management Account ('RMA')'r' program. The Funds are also offered to participants in the PaineWebber Business Services Account ('BSA')'sm' program. PaineWebber currently charges an annual $85 account charge for the RMA program and $125 for the BSA program. The account charges are not included in the table because certain non-RMA and non-BSA participants are permitted to purchase shares of the Funds.

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                                   HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------
-------------------
The Trust                   The Trust is a no-load, open-end investment company.
------------------------------------------------------------------------------------------------------------------
-------------------
The Funds                   Each  Fund seeks high current income to the  extent consistent with the preservation of capital and the  maintenance  of liquidity  through  investments in  a  diversified portfolio  of  high quality, short term, U.S. dollar denominated money market instruments.
                            The  Money Market Fund invests in securities issued  or guaranteed as to principal and interest by the  U.S.  Government,  its  agencies,  authorities  and  instrumentalities,  high  quality obligations  of U.S. and foreign  banks, high quality commercial  paper and other high quality obligations of U.S. and foreign companies and foreign governments and repurchase agreements.
                            The Government Securities Fund invests in securities  issued or guaranteed as to principal  and interest  by  the U.S.  Government and  its agencies,  authorities and  instrumentalities, the interest income from which is generally exempt from state income taxation.
                            The Treasury Securities  Fund invests exclusively  in securities issued  by the U.S.  Treasury, which are supported by the full faith and credit of the United States.
------------------------------------------------------------------------------------------------------------------
-------------------
Benefits of                 Mutual  funds,  such  as  the  Trust,  are  flexible  investment  tools  that  are increasingly
Investing                   popular -- for very sound reasons. The Trust offers investors the following important benefits:
in the Funds                Funds Designed For Institutions
                             The  Funds are designed primarily for institutions  as an economical and convenient means  for the  investment of short term funds that they hold for their own account or hold or manage for others. These institutions  include corporations, banks,  trust companies, investment  bankers and  brokers,  insurance companies,  investment counsellors,  pension funds,  employee benefit plans, law firms, trusts, estates and educational, religious and charitable organizations. See
                             'Purchase and Redemption of Shares' and 'Management of the Trust -- Financial Intermediaries.'

                            Professional Management
                             By  pooling the funds of many investors, each Fund enables shareholders to obtain the benefits of full-time professional  management and a  degree of diversification  of investment that  is beyond  the means  of most  investors. The Funds'  investment adviser  reviews the fundamental characteristics of far more securities  than can a typical  investor and may employ  portfolio
                             management   techniques  that  frequently  are  not  used  by  many  institutional  investors.
                             Additionally, the larger denominations of securities in  which the Funds invest may result  in better overall prices for the investments. See 'Investment Objective and Policies.'

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
                            Transaction Savings
                             By  investing in a Fund, a shareholder is able to acquire ownership in a diversified portfolio of securities without paying the  higher transaction costs associated  with a series of  small securities purchases.

                            Convenience
                             Fund   shareholders   are  relieved  of  the  administrative  and  recordkeeping  burdens  and coordination of maturities normally associated with direct ownership of securities. Owners  of
                             Financial  Intermediary shares receive various  services from financial intermediaries through which they acquire and hold their shares. See 'Purchase and Redemption of Shares' and 'Manage-
                             ment of the Trust -- Financial Intermediaries.'

                            Quality
                             All  securities  in  which each  Fund  invests are  determined  to be  of  high quality  by  a nationally  recognized  statistical rating  organization, or  determined  to be  of comparable quality by  the Trust's  investment  adviser acting  under the  supervision  of the  Board  of
                             Trustees  if  not so  rated, and  also are  determined  to present  minimal credit  risks. Any purchase of unrated securities  or securities that  are rated only by  a single rating  agency
                             must   be   approved   or  ratified   by   the   Trustees.  See   'Investment   Objective  and
                             Policies -- Certain Investment Policies -- Portfolio Quality and Maturity.'

                            Liquidity
                             The  Funds'  convenient purchase  and redemption  procedures provide  shareholders with  ready access  to their money  and reduce the delays  frequently involved in  the direct purchase and sale of securities. See 'Purchase and Redemption of Shares.'

                            Exchange Privilege
                             Shareholders  of a Fund may exchange all or part of their shares for shares of the same  class of  either of the other Funds in the Trust. See 'Purchase and Redemption of Shares -- Exchange
                             Privilege.'

------------------------------------------------------------------------------------------------------------------
-------------------
Shares                      Each Fund proposes to offer investors the choice of investing in two separate classes of shares representing pro rata interests in its investment portfolio.
                            Institutional shares in each Fund are available for purchase by institutional investors.
                            Financial Intermediary  shares in  each Fund  are available  for purchase  by banks  and  other financial  intermediaries for the benefit of their customers  and bear all fees payable by the
                             Funds to financial intermediaries for certain  services they provide to the beneficial  owners
                             of   those   shares.  See   'Purchase   and  Redemption   of   Shares,'  'Management   of  the
                             Trust -- Financial Intermediaries' and 'Description of Shares.'

------------------------------------------------------------------------------------------------------------------
-------------------
Purchase and                The minimum initial investment in the Funds  is $250,000 and there is no subsequent  investment
Redemption                  minimum.  Effective  October 1,  1995,  the minimum  initial investment  in  the Funds  will be
of Shares                   $1,000,000 and there will continue to be no subsequent investment minimum. Shares of each  Fund are  available through the RMA and  BSA programs. Shares may be  redeemed by wire, telephone or mail. See 'Purchase and Redemption of Shares.'

------------------------------------------------------------------------------------------------------------------
-------------------
Management                  PaineWebber Incorporated ('PaineWebber') serves as investment adviser and administrator of each
Services                    Fund and receives a fee,  accrued daily and paid  monthly, at the annual  rate of .25% of  each
                            Fund's  average daily net  assets. PaineWebber has undertaken  to waive .05% of  its fee and to maintain each Fund's total annual operating expenses at a level not exceeding .30% and .55%  of
                            the   Fund's  average  daily  net  assets  annually  for  Institutional  shares  and  Financial
                            Intermediary  shares,  respectively.  Mitchell   Hutchins  Asset  Management  Inc.   ('Mitchell
                            Hutchins')   serves  as  each  Fund's  sub-adviser  and  sub-administrator  and  receives  from
                            PaineWebber (not  the  Fund)  20% of  the  fee  received  by PaineWebber  from  the  Fund.  See
                            'Management of the Trust.'

------------------------------------------------------------------------------------------------------------------
-------------------
Distributor                 PaineWebber serves as the distributor of the Funds' shares.

------------------------------------------------------------------------------------------------------------------
-------------------
Dividends                   Substantially  all of  each Fund's net  investment income is  declared daily as  a dividend and distributed to shareholders monthly. See 'Dividends, Distributions and Taxes.'

------------------------------------------------------------------------------------------------------------------
-------------------
Risk Factors                The Money Market  Fund may invest  in U.S.  dollar denominated securities  of foreign  issuers, which  may present a greater degree of risk than investments in securities of domestic issuers.
                            The Fund may also enter into repurchase agreements. In the event of the bankruptcy of the other party to a repurchase agreement  or its failure to honor  its obligations thereunder, the  Fund could  suffer losses,  including loss  of interest on  or principal  of the  security and costs associated with  delay  and enforcement  of  its rights  under  the repurchase  agreement.  See
                            'Investment  Objective and Policies -- Certain Securities, Investment Techniques and Associated
                            Risk Factors.'

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                                       7

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                              FINANCIAL HIGHLIGHTS

The financial information for shares of the Funds has been represented in the table below for each of the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 1995, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table appearing below, have been audited by Deloitte & Touche LLP, independent auditors, whose report thereof is included in the Annual Report to Shareholders.

                                                                MONEY MARKET FUND
                           --------------------------------------------------------------------------------------------
                                                                                             FINANCIAL
                                                                                            INTERMEDIARY
                                        INSTITUTIONAL SHARES                                   SHARES
                           -----------------------------------------------  ------------------------------------------
                                                            FOR THE PERIOD                           FOR THE PERIOD
                           FOR THE YEARS ENDED APRIL 30,   JUNE 3, 1991 'D'                         MARCH 17, 1994'D'
                           ------------------------------         TO         FOR THE YEAR ENDED            TO
                             1995       1994       1993     APRIL 30, 1992     APRIL 30, 1995        APRIL 30, 1994
                           --------   --------   --------   --------------   ------------------  ----------------------
Net asset value:
  Beginning of period....  $   1.00   $   1.00   $   1.00      $   1.00           $   1.00              $   1.00
                           --------   --------   --------   --------------         -------               -------
  Net investment
    income...............     0.048      0.030      0.031         0.044              0.027                 0.004
  Net realized losses
    from investment
    transactions.........    (0.008)     --         --           --                  --                   --
  Dividends from net
    investment income....    (0.048)    (0.030)    (0.031)       (0.044)            (0.027)               (0.004)
                           --------   --------   --------   --------------         -------               -------
  Contribution to capital
    from predecessor
    adviser..............     0.008      --         --          --                   --                   --
                           --------   --------   --------   --------------         -------               -------
Net asset value:
  End of period..........  $   1.00   $   1.00   $   1.00      $   1.00           $   1.00              $   1.00
                           --------   --------   --------   --------------         -------               -------
                           --------   --------   --------   --------------         -------               -------
Total investment
  return(1)..............      4.91%      3.03%      3.16%         4.52%              3.10%                 0.37%
                           --------   --------   --------   --------------         -------               -------
                           --------   --------   --------   --------------         -------               -------
Ratios/Supplemental Data:
  Net assets, end of
    period (000's).......  $220,844   $254,281   $385,618      $335,868           --                    $  9,000
  Ratio of expenses to
    average net assets
    after
    waivers/reimbursement
    from adviser.........      0.35%      0.33%      0.34%         0.30%*             0.60%*                0.58%*
  Ratio of expenses to
    average net assets
    before
    waivers/reimbursement
    from adviser.........      0.37%      0.33%      0.36%         0.41%*             0.62%*                0.58%*
  Ratio of net investment
    income to average net
    assets...............      4.66%      2.96%      3.11%         4.65%*             4.15%*                2.93%*

------------

 'D' Commencement of operations

 * Annualized


(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value of $1.00 per share, and a sale at net asset value on the last date of each period reported. Total return information for periods less than one year has not been annualized.

--------------------------------------------------------------------------------

                                                              GOVERNMENT SECURITIES FUND
                                     ----------------------------------------------------------------------------
                                                                                                     FINANCIAL
                                                                                                   INTERMEDIARY
                                                       INSTITUTIONAL SHARES                           SHARES
                                     ---------------------------------------------------------    ---------------
                                                                               FOR THE PERIOD     FOR THE PERIOD
                                         FOR THE YEARS ENDED APRIL 30,         JUNE 3, 1991'D'    JULY 12, 1994'D'
                                     --------------------------------------          TO                 TO
                                        1995          1994          1993       APRIL 30, 1992     APRIL 30, 1995
                                     ----------    ----------    ----------    ---------------    ---------------

 Net asset value:
  Beginning of period....            $     1.00    $     1.00    $     1.00    $        1.00      $        1.00
                                     ----------    ----------    ----------    ---------------    ---------------
  Net investment
    income...............                 0.048         0.029         0.031            0.044              0.032
  Net realized losses
    from investment
    transactions.........                (0.008)       --            --             --                 --
  Dividends from net
    investment income....                (0.047)       (0.029)       (0.031)          (0.044)            (0.032)
                                     ----------    ----------    ----------    ---------------    ---------------
  Contribution to capital
    from predecessor
    adviser..............                 0.007        --            --             --                 --
                                     ----------    ----------    ----------    ---------------    ---------------
Net asset value:
  End of period..........            $     1.00    $     1.00    $     1.00    $        1.00      $        1.00
                                     ----------    ----------    ----------    ---------------    ---------------
                                     ----------    ----------    ----------    ---------------    ---------------
Total investment
  return(1)..............                  4.61%         2.97%         3.13%            4.46%              3.31%
                                     ----------    ----------    ----------    ---------------    ---------------
                                     ----------    ----------    ----------    ---------------    ---------------
Ratios/Supplemental Data:
  Net assets, end of
    period (000's).......            $   54,903    $   84,209    $  102,611    $     144,853           --
  Ratio of expenses to
    average net assets
    after
    waivers/reimbursement
    from adviser.........                  0.35%         0.35%         0.34%            0.30%*             0.60%*
  Ratio of expenses to
    average net assets
    before
    waivers/reimbursement
    from adviser.........                  0.47%         0.37%         0.36%            0.41%*             0.72%*
  Ratio of net investment
    income to average net
    assets...............                  4.63%         2.93%         3.09%            4.52%*             4.46%*


                                                       TREASURY SECURITIES FUND
                                     ------------------------------------------------------------

                                                         INSTITUTIONAL SHARES
                                     ------------------------------------------------------------
                                                                                 FOR THE PERIOD
                                         FOR THE YEARS ENDED APRIL 30,        DECEMBER 6, 1991 'D'
                                     --------------------------------------            TO
                                        1995          1994          1993         APRIL 30, 1992
                                     ----------    ----------    ----------    ------------------
 Net asset value:
  Beginning of period....            $     1.00    $     1.00    $     1.00           $   1.00
                                     ----------    ----------    ----------           --------
  Net investment
    income...............                 0.049         0.028         0.029              0.016
  Net realized losses
    from investment
    transactions.........                (0.002)       --            --                 --
  Dividends from net
    investment income....                (0.047)       (0.028)       (0.029)            (0.016)
                                     ----------    ----------    ----------           --------
  Contribution to capital
    from predecessor
    adviser..............                --            --            --                 --
                                     ----------    ----------    ----------           --------
Net asset value:
  End of period..........            $     1.00    $     1.00    $     1.00           $   1.00
                                     ----------    ----------    ----------           --------
                                     ----------    ----------    ----------           --------
Total investment
  return(1)..............                  4.75%         2.87%         2.89%              1.62%
                                     ----------    ----------    ----------           --------
                                     ----------    ----------    ----------           --------
Ratios/Supplemental Data:
  Net assets, end of
    period (000's).......            $   23,762    $   38,602    $    8,064           $ 15,003
  Ratio of expenses to
    average net assets
    after
    waivers/reimbursement
    from adviser.........                  0.22%         0.18%         0.33%              0.06%*
  Ratio of expenses to
    average net assets
    before
    waivers/reimbursement
    from adviser.........                  0.84%         0.76%         1.10%              2.05%*
  Ratio of net investment
    income to average net
    assets...............                  4.89%         3.08%         2.88%              3.89%*

--------------------------------------------------------------------------------

                                     YIELD

The chart below shows the current and effective yields, calculated in accordance with rules of the SEC, and the average portfolio maturity for the seven-day periods ended April 30, 1995 and August 1, 1995.

                                                                            INSTITUTIONAL SHARES*
                                                 ----------------------------------------------------------------------------
                                                  GOVERNMENT SECURITIES          MONEY MARKET          TREASURY SECURITIES
                                                           FUND                      FUND                      FUND
                                                 ------------------------  ------------------------  ------------------------
                                                   4/30/95      8/1/95       4/30/95      8/1/95       4/30/95      8/1/95
                                                 -----------  -----------  -----------  -----------  -----------  -----------

Current Yield..................................       5.74%        5.35%        5.77%        5.55%        5.67%        5.27%
Effective Yield................................       5.90%        5.49%        5.93%        5.70%        5.83%        5.41%
Average Portfolio Maturity.....................     31 days      28 days      41 days      36 days      32 days      30 days

------------

 * As of the date of this Prospectus, no Financial Intermediary shares are outstanding. Accordingly, yield and average portfolio maturity information for the Financial Intermediary shares are not being reported for the seven-day periods ended April 30, 1995 and August 1, 1995.

     From time to time, each Fund advertises its current yields and effective yields for its classes of shares. The current yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period, which period will be stated in the advertisement. This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's current yields or effective yields for any prior period should not be considered a representation of what an investment may earn or what a Fund's current yields or effective yields may be in any future period.

     Current yield and effective yield are calculated separately for Institutional shares and Financial Intermediary shares. Since holders of Financial Intermediary shares bear all service fees for the services rendered by financial intermediaries, the net yield on Financial Intermediary shares can be expected at any given time to be approximately .25% lower than the net yield on Institutional shares and any additional fees directly assessed by financial intermediaries will have the effect of further reducing the net yield realized by a beneficial owner of Financial Intermediary shares.

     Performance data for the Funds in reports and promotional literature may be compared to: (i) other mutual funds tracked by IBC/Donoghue's Money Fund Report and Lipper Analytical Services, widely used independent research firms that rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons that rank mutual funds on the basis of overall performance or other criteria; (ii) unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; and (iii) the Consumer Price Index, an inflation measure. Promotional and advertising literature also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals.

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                       INVESTMENT OBJECTIVE AND POLICIES

The investment objective of each Fund is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short term, U.S. dollar denominated money market instruments.

MONEY MARKET FUND

The Money Market Fund pursues its objective by investing in the following instruments:

           Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ('U.S. Government securities').

           High quality obligations issued or guaranteed by U.S. banks having more than $1.5 billion in total assets at the time of purchase, including certificates of deposit, fixed time deposits, loan participation interests, commercial paper and bankers' acceptances.

           High quality U.S. dollar denominated obligations, including fixed time deposits, issued or guaranteed by foreign banks, U.S. branches of foreign banks (Yankee obligations), foreign branches of foreign banks and foreign branches or subsidiaries of U.S. banks (Eurodollar obligations) having more than $1.5 billion in total assets at the time of purchase. These bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.


           Commercial paper, including variable amount master demand notes, issued or guaranteed by U.S. or foreign corporations, commercial banks or other entities, that at the time of purchase are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ('NRSROs'),
           (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligations a short-term rating or (3) unrated, but determined by Mitchell Hutchins acting under the supervision of the Board of Trustees to be of comparable high quality.


           Unrated notes, paper or other instruments that are determined to be of comparable high quality.

           Other   high   quality,  short   term  obligations,   including  loan
           participation interests, issued or guaranteed by U.S. or foreign corporations or other entities.

           High quality obligations of the International Bank for Reconstruction and Development and other supranational entities.

           High quality obligations, limited to commercial paper and other short term notes, issued or guaranteed by the governments of the United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Austria, Finland, Spain, Ireland, Sweden, Australia, New Zealand, Japan and Canada.

           High quality asset-backed securities, including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables.

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           Repurchase agreements.

     The Fund may acquire any of these securities on a forward commitment or when-issued basis. The shares of the Fund are not insured or guaranteed by the U.S. Government.

TREASURY SECURITIES FUND

The Treasury Securities Fund pursues its objective by limiting its investments to securities issued by the U.S. Treasury. The Fund may acquire any of these securities on a forward commitment or when-issued basis. The Fund will not enter into repurchase agreements. The shares of the Fund are not insured or guaranteed by the U.S. Government.

GOVERNMENT SECURITIES FUND

The Government Securities Fund pursues its objective by investing in U.S. Government securities, the interest income from which is generally exempt from state income taxation. The Fund intends to emphasize investments in securities eligible for this exemption in the maximum number of states. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Bank, Federal Farm Credit Banks Funding Corp. and the Student Loan Marketing Association. Each investor should consult its own tax advisor to determine whether distributions from the Fund derived from interest on these obligations are exempt from state income taxation in the investor's own state. The Fund intends to invest all of its assets in securities with these characteristics. Under extraordinary circumstances, however, such as when securities with those characteristics are unavailable, the Fund may temporarily hold cash or invest in other U.S. Government securities, such as those issued by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Small Business Administration. The Fund may acquire any of the above securities on a forward commitment or when-issued basis. The Fund will not enter into repurchase agreements. The shares of the Fund are not insured or guaranteed by the U.S. Government.

CERTAIN SECURITIES, INVESTMENT TECHNIQUES AND ASSOCIATED RISK FACTORS

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Some U.S. Government securities, such as U.S. Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported either by (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks, (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the Federal National Mortgage Association, or
(iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

     Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign

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governments or other entities that are  so guaranteed. The secondary market  for certain of these participations is limited and, therefore, may be regarded as illiquid.

     U.S. Government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. The Fund will accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. Zero coupon U.S. Government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of Treasury Bonds and represent scheduled interest and principal payments on the bonds.

     CUSTODIAL RECEIPTS. The Money Market Fund may acquire U.S. Government securities in the form of custodial receipts or certificates, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above, but are not considered by the Trust to be U.S. Government securities. Although typically under the terms of a custodial receipt the Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

     SUPRANATIONAL ENTITIES. The Money Market Fund may invest in debt securities issued by supranational organizations such as the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a 12-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds,

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promote investment and  provide technical  assistance to member  nations in  the
Asian and Pacific regions.

     FOREIGN SECURITIES. The Money Market Fund may invest in U.S. dollar denominated securities of foreign issuers, including debt securities of foreign corporations, securities issued by foreign governments and certificates of deposit, bankers' acceptances, fixed time deposits and other obligations issued by major foreign banks, foreign branches or subsidiaries of U.S. banks (Eurodollar obligations), U.S. branches of foreign banks (Yankee obligations) and foreign branches of foreign banks. Investment in foreign securities and bank obligations may present a greater degree of risk than investment in domestic securities because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. In addition, the Fund may experience greater difficulty in obtaining and enforcing a judgment against a foreign issuer than against a domestic issuer.


     COMMERCIAL PAPER. The Money Market Fund may invest without limitation in fixed or variable rate commercial paper, including variable amount master demand notes, issued by U.S. or foreign corporations. Commercial paper when purchased by the Fund must be either (1) rated in the highest short-term rating category by at least two NRSROs, (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligations a short-term rating or (3) unrated, but determined by Mitchell Hutchins acting under the supervision of the Board of Trustees to be of comparable high quality. Any purchase of commercial paper that is unrated or rated only by a single NRSRO must be approved or ratified by the Board of Trustees. Any commercial paper issued by a foreign corporation and purchased by the Fund must not be subject to foreign withholding tax at the time of purchase.


     Variable amount master demand notes are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Because variable amount master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by statistical rating agencies, issuers of variable amount master demand notes must satisfy Mitchell Hutchins that the same criteria are met as are set forth above for issuers of commercial paper. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.


     OTHER CORPORATE DEBT OBLIGATIONS. The Money Market Fund may invest in bonds, notes and debentures issued by U.S. corporations that at the time of purchase meet the Fund's maturity requirements and are either (1) rated in the highest short-term rating category by at least two NRSROs, (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligations a short-term rating or (3) unrated, but determined by Mitchell Hutchins acting under the supervision of the Board of Trustees to be of comparable high quality. Any purchase of an obligation that is unrated or rated only by a single rating agency must be approved or ratified by the Board of Trustees.

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     REPURCHASE AGREEMENTS.  The Money  Market Fund  may enter  into  repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an agreement under which the Fund purchases securities and the seller agrees to repurchase the securities at a particular time and a specified price. This price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. The Trust's custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased securities, including accrued interest, will at all times be equal to not less than 102% of the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of its rights under the repurchase agreement.

     LOAN PARTICIPATIONS. The Money Market Fund may invest in loan participations. A loan participation is an interest in a loan to a U.S. corporation that is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Loan participations are illiquid securities and, accordingly, the Fund's investments in them, together with all other illiquid securities, will not exceed 10% of the Fund's net assets.

     FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may purchase when-issued securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. A purchasing Fund is required to hold and maintain in a segregated account with the Trust's custodian until the settlement date cash, U.S. Government securities or other high quality, liquid debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. Although a Fund generally would purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if Mitchell Hutchins deems it appropriate to do so. The Fund will not accrue income prior to the delivery or issuance of securities purchased on a when-issued or forward commitment basis.

     LENDING OF PORTFOLIO SECURITIES. The Money Market Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, these loans may be made to institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. If Mitchell Hutchins determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of the total assets of the Fund. As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

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CERTAIN INVESTMENT POLICIES

     INVESTMENT RESTRICTIONS. The Trust on behalf of each Fund has adopted certain investment restrictions that are enumerated in detail in the Statement of Additional Information. Among other restrictions, each Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities and, with respect to the Money Market Fund, repurchase agreements collateralized by U.S. Government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, each Fund may not invest more than 25% of its total assets in securities of issuers in any one industry, provided that there is no 25% limitation in respect of, and the Money Market Fund reserves freedom of action to concentrate its investments in, U.S. Government securities, obligations other than commercial paper issued or guaranteed by U.S. banks and repurchase agreements and loans of securities collateralized by U.S. Government securities or these bank obligations. The Trust, on behalf of a Fund, may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Fund's total assets. A Fund may not purchase securities while borrowings exceed 5% of the value of the Fund's assets.

     The investment restrictions listed above, as well as the Funds' investment objective, are fundamental policies and accordingly may not be changed with respect to any Fund without the approval of a majority of the outstanding shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the 'Act'). Unless otherwise specifically stated, however, the investment policies and practices of each Fund are not fundamental and may be changed by the Board of Trustees.

     Notwithstanding the restrictions listed above, to the extent required by the rules of the SEC, the Money Market Fund will not invest more than 5% of its assets in the obligations of any one issuer. A Fund will not invest more than 10% of the value of its net assets in securities that are illiquid, including time deposits and repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity, as well as securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for this purpose.


     PORTFOLIO QUALITY AND MATURITY. Each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. All securities in which each Fund invests have remaining maturities of 397 days or less on the date of purchase, are denominated in U.S. dollars and have been determined to be of high quality by NRSROs or determined to be of comparable quality if not so rated. A description of these ratings is provided in the Appendix to the Statement of Additional Information. Mitchell Hutchins, acting under the supervision of and procedures adopted by the Board of Trustees, will determine that unrated securities purchased by a Fund are of high quality and will determine that all securities purchased by a Fund present minimal credit risks and any purchase of unrated securities or securities that are rated only by a single NRSRO will be approved or ratified by the Board of Trustees. Mitchell Hutchins will, under the supervision of the Board of Trustees, cause a Fund to dispose of any security as soon as practicable if the security is no longer of high quality, unless the Board of Trustees determines that this action would not be in the best interest of the Fund. High quality, short term instruments may result in a lower yield than instruments with a lower quality or a longer term.

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                       PURCHASE AND REDEMPTION OF SHARES

NET ASSET VALUE

The net asset value of each Fund is determined daily at 12:00 noon, Eastern time, Monday through Friday ('Business Day'), except that net asset value is not computed on days on which the New York Stock Exchange is not open for trading. The New York Stock Exchange currently is scheduled to be closed for the observance of New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of each Fund is calculated by adding the value of all securities and other assets of the Fund, subtracting the liabilities of the Fund and dividing the remainder by the number of outstanding shares of the Fund. Each Fund's portfolio securities are valued at their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. Each Fund attempts to maintain a constant net asset value of $1.00 per share but there can be no assurance that it will be able to do so on a continuing basis.

PURCHASE PROCEDURES

The purchase price for shares of the Funds is the net asset value per share next determined after receipt by the Funds of a purchase order in proper form. Purchase orders received before 12:00 noon, Eastern time, for which payment has been received by PaineWebber will be executed at that time and the shareholder will receive the dividend declared on that day. Purchase orders received after 12:00 noon, Eastern time, and purchase orders received earlier in the same day for which payment has not been received by 12:00 noon, Eastern time, will be executed at 12:00 noon, Eastern time, the following day if payment has been received by PaineWebber by that time, and the shareholder will receive the dividend declared on the following day.

     Each Fund proposes to offer investors the choice of investing in two separate classes of shares representing pro rata interests in its investment portfolio -- Institutional shares and Financial Intermediary shares. Institutional shares in each Fund are available for purchase by institutional investors, although the Trust reserves the right to waive this requirement. Financial Intermediary shares in each Fund are available for purchase by banks and other financial intermediaries for the benefit of their customers and bear all fees payable by the Fund to financial intermediaries for certain services they provide to the beneficial owners of these shares.


     In order to maximize earnings, each Fund attempts to be invested as completely as practicable and is normally required to make settlement in Federal funds for securities purchased. Accordingly, payment for Fund shares is not effective until received in or converted to Federal funds immediately available to the Trust. The minimum initial investment in any Fund or combination of Funds is $250,000, which may be waived at the discretion of PaineWebber; however, financial intermediaries purchasing shares for the accounts of their customers may set a higher minimum for their customers. There is no minimum subsequent investment. The Trust and PaineWebber each reserves the right to reject any purchase order for any reason. Effective October 1, 1995, the minimum initial investment in any Fund or combination of Funds will be $1,000,000 and there will continue to be no minimum subsequent investment.

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     Shares of  each  Fund are  available  through  the RMA  and  BSA  programs.
Balances of $1 or more are invested daily. The Trust and PaineWebber reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

     On any Business Day, a Fund will accept purchase orders and credit shares to investors' accounts as follows.

     PURCHASES WITH FUNDS HELD AT PAINEWEBBER. All deposits to RMA and BSA participants' brokerage accounts and any free credit cash balances that may arise in such brokerage accounts will be automatically invested in shares of their Fund, provided that Federal funds are available for the investment. Federal funds normally are available for cash balances arising from the sale of securities held in a brokage account on the Business Day following settlement, but in some cases can take longer.

     PURCHASES BY WIRE. RMA and BSA participants may also purchase shares of their Fund by instructing their banks to transfer Federal funds by wire to their RMA or BSA account. Wire transfers should be directed to: Bank of New York, ABA 021000018, PaineWebber Inc., A/C 890-0114-088, OBI=FBO [Account Name]/[Brokerage Account Number]. The wire must include the investor's name and RMA or BSA brokerage account number. RMA or BSA participants wishing to transfer Federal funds into their accounts should contact their PaineWebber investment executives or correspondent firms to determine the appropriate wire instructions.

     To the extent that the amounts transferred by wire create a cash balance in an investor's account, that cash balance will be automatically invested in the investor's Fund.

     If PaineWebber receives a notice from an investor's bank of a wire transfer of Federal funds by 12:00 noon, Eastern time, on a Business Day, the automatic investment will be executed on that Business Day. Otherwise, the automatic investment will be executed at 12:00 noon, Eastern time, on the next Business Day. PaineWebber and/or an investor's bank may impose a service charge for wire transfers.

REDEMPTIONS

Shareholders may redeem any number of shares from their Fund accounts by wire, by telephone or by mail. Shares will be redeemed at the net asset value per share next determined after receipt by the Funds' transfer agent ('Transfer Agent') of instructions from PaineWebber to redeem. PaineWebber delivers such instructions to the Transfer Agent prior to the determination of net asset value at 12:00 noon, Eastern time, on any Business Day.

     The price at which a redemption request is executed is the net asset value per share next determined after proper redemption instructions are received. Payment for redemption orders, if any, that are received before 12:00 noon, Eastern time, normally is made on the same Business Day. Shares redeemed in this manner will not be entitled to the dividend declared on the day of redemption. Payment for redemption orders that are received at or after 12:00 noon, Eastern time, will be made on the next Business Day following the redemption. Shares redeemed in this manner are entitled to the dividend declared on the day of redemption.

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EXCHANGES

Shares of each Fund may be exchanged for shares of the same class of any other Fund at net asset value next determined by telephone or at a PaineWebber branch office. The exchange privilege may be modified or terminated in accordance with the rules of the SEC. The exchange privilege is available to shareholders resident in any state in which the Fund shares being acquired legally may be sold.

OTHER MATTERS

The Trust does not issue certificates representing shares, but PFPC Inc., as the Trust's transfer agent, maintains a complete record of transactions and shares held in each shareholder's account.

     Fund shares are sold and redeemed without charge by the Fund, although financial intermediaries purchasing or holding shares for their customer accounts may charge customers for cash management and other services provided in connection with their accounts including, for instance, account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. Further, the dividends payable to beneficial owners of Financial Intermediary shares will be reduced in respect of fees paid by a Fund to financial intermediaries through which those shares are purchased and held. See 'Management of the Trust -- Financial Intermediaries.' A customer should consider the terms of his or her account with a financial intermediary before purchasing shares. A financial intermediary purchasing or redeeming shares on behalf of its customers is responsible for transmitting orders to PaineWebber in accordance with its customer agreements.

     Investors desiring to engage in purchase, sale or exchange transactions by telephone as described above should contact their PaineWebber investment executives to complete the required documentation. Neither the Trust nor PaineWebber will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Trust employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Upon receiving transfer instructions by telephone, it is the practice of the Trust to compare the transfer instructions received by telephone to the written instructions of the shareholder on the shareholder's account opening form. In the event that the transfer instructions received by the Trust by telephone vary from the instructions on the shareholder's account opening form, the Trust will require written instructions that are accompanied by a signature of the registered shareholder that matches the signature on file with the Trust. Failure to employ these procedures may cause the Funds to be liable for any losses due to unauthorized or fraudulent instructions.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The day-to-day operations of the Trust are conducted through or under the direction of its officers. The Statement of Additional Information contains general background information regarding each Trustee and officer of the Trust.

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INVESTMENT ADVISER AND ADMINISTRATOR

At a special meeting of shareholders that took place on April 13, 1995, shareholders approved a new investment advisory and administration agreement with PaineWebber and a new sub-advisory and sub-administration agreement with Mitchell Hutchins. PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Americas, New York, New York 10019. Mitchell Hutchins is a wholly owned subsidiary of PaineWebber, which in turn is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. As of July 31, 1995, PaineWebber or Mitchell Hutchins served as investment adviser or sub-adviser to 41 investment companies with an aggregate of 87 separate portfolios and aggregate assets of approximately $28.9 billion.

     The Funds pay the same fee for investment advisory and administration services to PaineWebber as previously paid to Kidder Peabody Asset Management, Inc. ('KPAM'), the Fund's predecessor investment adviser and administrator. PaineWebber (not the Funds) pay Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Funds. PaineWebber and Mitchell Hutchins continue to manage the Funds in accordance with the Funds' investment objectives, policies and restrictions.


     As compensation for PaineWebber's services, each Fund has agreed to pay PaineWebber a fee, accrued daily and paid monthly, at the annual rate of .25% of each Fund's average daily net assets. PaineWebber has undertaken to waive .05% of its fee and to maintain each Fund's total annual operating expenses at a level not exceeding .30% and .55% of the Fund's average daily net assets annually for Institutional shares and Financial Intermediary shares, respectively. After PaineWebber's waiver of a portion of the fees due it from the Treasury Securities Fund, the Fund paid fees for the fiscal year ended April 30, 1995 of .22% of its average daily net assets. With respect to each Fund's Institutional shares, for the fiscal year ended April 30, 1995, the Government Securities Fund's, Money Market Fund's and Treasury Securities Fund's total expenses represented .35%, .35% and .22%, respectively, of their average net assets. With respect to the Financial Intermediary shares of the Money Market Fund and Government Securities Fund, for the fiscal period ended April 30, 1995, total expenses represented .60% and .60%, respectively, of their average daily net assets. No Financial Intermediary shares of the Treasury Securities Fund were outstanding during that period.


     Although investment decisions for each Fund are made independently from those of the other accounts managed by Mitchell Hutchins, investments of the type each Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by Mitchell Hutchins are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales are allocated in a manner believed by Mitchell Hutchins to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

     Mitchell Hutchins investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that
establishes  procedures   for   personal   investing   and   restricts   certain
transactions.

--------------------------------------------------------------------------------

CUSTODIAN AND TRANSFER, DIVIDEND AND RECORDKEEPING AGENT

State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as the Trust's custodian. PFPC Inc., a subsidiary of PNC Bank, National Association, whose principal address is 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Trust's transfer dividend and recordkeeping agent.

FINANCIAL INTERMEDIARIES

Financial intermediaries, such as banks and savings and loan associations, may purchase Financial Intermediary shares for the accounts of their customers. Financial Intermediary shares are identical in all respects to Institutional shares, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear the service fees described below and enjoy certain exclusive voting rights on matters relating to these services and fees. The Trust will enter into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares in consideration of the Trust's payment of .25%, on an annualized basis, of the average daily net asset value of the Financial Intermediary shares held by the financial intermediary for the benefit of its customers. These services, which are described in greater detail in the Statement of Additional Information under 'Management of the Trust -- Financial Intermediaries,' include: aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; processing dividend payments on behalf of customers; providing information periodically to customers showing their positions in Financial Intermediary shares; arranging for bank wires; responding to customer inquiries relating to the services performed by the financial intermediary; providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; forwarding shareholder communications from a Fund to customers, if required by law; and such other similar services as the Trust may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations. Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with the Trust in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

     Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust might be required to alter or discontinue its arrangements with financial intermediaries and change its method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS



Substantially all of each Fund's net investment income (i.e., its income other than its net realized long term and short term capital gains) is declared daily as a dividend and paid to shareholders shortly before the end of each month. Each Fund declares and distributes at least annually, after the close of its fiscal year, substantially all of its net realized short term and long term capital gains, if any. Dividends and capital gains distributions are made in additional shares of the same class and Fund or, at the election of shareholders, in cash, as the case may be, prior to the last business day of each month. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to PaineWebber. Although realized gains and losses on the assets of each Fund are reflected in the net asset value of each Fund, they are not expected to be of an amount that would affect a Fund's net asset value of $1.00 per share.



TAXES

Each Fund is treated as a separate entity for federal income tax purposes, has qualified for the fiscal year ended April 30, 1995 to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code'), and has elected or intends to elect this treatment for each year. If a Fund (i) qualifies as a regulated investment company and (ii) distributes to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short term capital gains), then the Fund will not be liable for federal income taxes to the extent that its net investment income and its net realized long term and short term capital gains are distributed to its shareholders. The Trust anticipates that each Fund will distribute to its shareholders at least 90% of its net investment income (including, for this purpose, its net realized short term capital gains) in each of its fiscal years. Further, the Code imposes a 4% non-deductible excise tax on a Fund to the extent that a Fund does not distribute by the end of each calendar year certain undistributed amounts of net investment income and net realized long term and short term capital gains. Each Fund anticipates that it will pay any dividends and make any distributions that are necessary in order to avoid the application of this excise tax.

     Dividends of net investment income and distributions of net realized short term capital gains, as a general rule, will be taxable to shareholders as ordinary income whether received in cash or reinvested in additional shares. The Trust does not expect the Funds to realize any long term capital gains and thus does not contemplate that the Funds will pay dividends taxable to shareholders as long term capital gains. The Funds' dividends and distributions will not qualify for the dividends-received deduction for corporations. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Fund's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government securities as income that is exempt from state and local income taxes. Dividends attributable to repurchase agreement earnings are, as a general rule, subject to state and local taxation.

     It is anticipated that the Money Market Fund's portfolio will be managed so as to avoid application of foreign withholding taxes. To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes on income earned on these securities and may be

--------------------------------------------------------------------------------
unable to pass through to its shareholders foreign tax credits and deductions with respect to these taxes.

     Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. These statements, among other things, tell shareholders of the portions of their dividends that are attributable to U.S. Treasury securities and specific types of U.S. Government securities. Each shareholder also receives, if appropriate, various written notices after the close of the Fund's prior tax year as to the federal income tax status of the shareholder's dividends and distributions that were received from the Fund during the Fund's prior taxable year. Shareholders should consult their own tax advisors to assess the consequences of investing in a Fund under state and local laws generally and to determine whether dividends paid by a Fund that represent interest derived from U.S. Treasury and other U.S. Government securities are exempt from any applicable state or local taxes.

                             DESCRIPTION OF SHARES

The Trust was formed as a business trust under the laws of the Commonwealth of Massachusetts on February 14, 1991. The Declaration of Trust authorizes the Board of Trustees to create separate series of an unlimited number of shares of beneficial interest, par value $.001 per share. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. The Trustees have authorized the issuance of Institutional shares and Financial Intermediary shares of each of the three Funds.

     When issued, shares are fully paid and non-assessable. Shares are freely transferable and have no pre-emptive, subscription or conversion rights. Each Institutional share and Financial Intermediary share of a Fund represents an equal, proportionate interest in the assets belonging to that Fund. Thus, in the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to shareholders. Except as described in this Prospectus, the two classes of shares are identical. Certain aspects of the shares may be altered, upon notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     Holders of each Fund's Institutional shares and Financial Intermediary shares will vote in the aggregate and not by class on all matters except where otherwise required by law and except that only Financial Intermediary shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Trust's arrangements with financial intermediaries. Further, shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Shareholders of the Trust are entitled to one vote for each full share held and fractional votes for fractional shares held, irrespective of class or Fund. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. The Trust does not intend to hold annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees or such other purposes as are described above. Financial intermediaries holding shares for their own accounts have undertaken to vote the shares in the same proportions as the vote of shares held for their customers.

   No person has been authorized to give any information or to make any representation not contained in this Prospectus or in the Trust's Statement of Additional Information incorporated herein by reference in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

--------------------------------------------------------
Table of Contents
--------------------------------------------------------
Fee Table                                              2
--------------------------------------------------------
Highlights                                             4
--------------------------------------------------------
Financial Highlights                                   8
--------------------------------------------------------
Yield                                                 10
--------------------------------------------------------
Investment Objective and Policies                     11
--------------------------------------------------------
Purchase and Redemption of Shares                     17
--------------------------------------------------------
Management of the Trust                               19
--------------------------------------------------------
Dividends, Distributions and Taxes                    22
--------------------------------------------------------
Description of Shares                                 23
--------------------------------------------------------

                                      Liquid
                               Institutional
                                    Reserves

   Prospectus

   September 1, 1995

                           Money Market Fund
                Government  Securities  Fund
                    Treasury Securities Fund

Institutional Shares
Financial Intermediary Shares

Statement of Additional Information                            September 1, 1995

--------------------------------------------------------------------------------
                         Liquid Institutional Reserves
                               Money Market Fund
                           Government Securities Fund
                            Treasury Securities Fund
     1285 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10019 (800) 647-1568 Liquid Institutional Reserves (the 'Trust') is a no-load, open-end investment company offering shares in three separate, diversified, money market funds (the 'Funds'). Each Fund seeks high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in high quality, short term, U.S. dollar denominated money market instruments.

--------------------------------------------------------------------------------

The Trust's Prospectus dated the same date as this Statement of Additional Information, which provides the basic information investors should know before investing, may be obtained without charge by calling the telephone number listed above. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Prospectus.

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVE AND POLICIES

The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus.

CUSTODIAL RECEIPTS

The Money Market Fund may acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. These notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including
'Treasury Receipts,' 'Treasury Investors Growth Receipts' ('TIGRs'), and 'Certificates of Accrual on Treasury Securities' ('CATS'). Although custodial receipts are not considered U.S. Government securities by the Trust, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

CORPORATE AND BANK OBLIGATIONS

Commercial paper represents short term, unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Money Market Fund consists of direct U.S. dollar denominated obligations of domestic or foreign issuers.

     Bank obligations in which the Money Market Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, that are 'accepted' by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for these deposits.

REPURCHASE AGREEMENTS

The Money Market Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government or other high quality short term debt obligation (the 'Obligation') and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Custody of the Obligation will be maintained by the Trust's custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     For purposes of the Investment Company Act of 1940, as amended (the 'Act'), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase

--------------------------------------------------------------------------------
agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the Obligation. This delay may involve a loss of interest or a decline in the price of the Obligation. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and interest involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Trust's investment sub-adviser, Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller of the Obligation. The Board of Trustees has reviewed and approved certain sellers that it believes to be creditworthy and has authorized the Fund to enter into repurchase agreements exclusively with these sellers.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Trust will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on notice of seven days or less. These repurchase agreements will be regarded as liquid instruments.

FOREIGN SECURITIES

The Money Market Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances, and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks and foreign branches of foreign banks. Under current Securities and Exchange Commission ('SEC') rules relating to the use of the amortized cost method of portfolio securities valuation, the Money Market Fund is restricted to purchasing U.S. dollar denominated securities but is not otherwise precluded from purchasing securities of foreign issuers. Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities, which are described in the Prospectus.

ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES

The Money Market Fund may invest in asset-backed and receivable-backed securities. Several types of asset-backed and receivable-backed securities have been offered to investors, including 'Certificates for Automobile Receivables' ('CARssm') and interests in pools of credit card receivables. CARssm represent undivided fractional interests in a trust, the assets of which consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARssm are passed through monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARssm may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented

                                       3

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from  realizing the  full amount due  on a  sales contract because  of state law requirements and restrictions relating to foreclosure sales of vehicles and  the
availability   of  deficiency   judgments  following  such   sales,  because  of
depreciation, damage or loss of a vehicle, because of the application of federal and state bankruptcy and insolvency laws or other factors. As a result, certificate holders may experience delays in payment if the letter of credit is exhausted. Consistent with the Fund's investment objective and policies and, subject to the review and approval of the Trust's Board of Trustees, the Fund also may invest in other types of asset-backed and receivable-backed securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities, usually expressed in terms of yield, and the date when the securities will be delivered and paid for (i.e., the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party and these commitments are not traded on securities exchanges.

     A Fund generally will purchase securities on a when-issued basis or purchase or sell on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Fund purchases securities on a when-issued or forward commitment basis, the Trust's custodian will maintain in a segregated account securities having a value, determined daily, at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

LENDING OF PORTFOLIO SECURITIES

The Money Market Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, these loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash, cash equivalents or high quality U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days' notice.

     For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also would receive the income from

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investment  of the  collateral. The Fund  would not  have the right  to vote any securities having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

     As with other extensions of credit, there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. The loans, however, would be made only to firms deemed by Mitchell Hutchins to be of good standing, and when, in the judgment of Mitchell Hutchins, the income that can be earned currently from securities loans of this type justifies the attendant risks. If Mitchell Hutchins determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of the total assets of the Fund.

PARTICIPATION INTERESTS


The Money Market Fund may purchase participation interests in loans with remaining maturities of 397 days or less. These loans must be made to issuers in whose obligations the Fund may invest. Any participation purchased by the Fund must be issued by a bank in the United States with assets exceeding $1.5 billion. Because the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the Fund to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation, such as commercial paper, of the borrower. Moreover, under the terms of the loan participation, the Fund may be regarded as a creditor of the issuing bank, rather than of the underlying corporate borrower, so that the Fund may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is limited and any participation interest may be regarded as illiquid.


     In the event that Mitchell Hutchins does not believe that price quotations currently obtainable from banks, dealers, or pricing services consistently represent the market values of participation interests, Mitchell Hutchins will, following guidelines established by the Board of Trustees, value the participation interests held by the Fund at fair value, which approximates market value. In valuing a participation interest, Mitchell Hutchins will consider the following factors, among others: (i) the characteristics of the participation interest, including the cost, size, interest rate, period until next interest rate reset, maturity and base lending rate of the participation interest, the terms and conditions of the loan and any related agreements and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) the market for the participation interest, including price quotations for and trading in the participation interest and similar participation interests or instruments and the market environment and investor

                                       5

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attitudes   toward  the   participation  interest   or  participation  interests
generally;  (v)   the  quality   and   creditworthiness  of   any   intermediary
participants; and (vi) general economic or market conditions.

RESTRICTED AND ILLIQUID SECURITIES

Each Fund may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements that have an effective maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 'Securities Act'), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act often are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund also might have to register restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be resold readily or on an issuer's ability to honor a demand for repayment. The existence of contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the investments.

     The SEC has adopted Rule 144A under the Securities Act, which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a 'safe harbor' from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Mitchell Hutchins anticipates that the market for certain restricted securities, such as institutional commercial paper, will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     Mitchell Hutchins will monitor the liquidity of restricted securities under the supervision of the Board of Trustees. In reaching liquidity decisions, Mitchell Hutchins will consider, inter alia, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and of the

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marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT RESTRICTIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of the Fund (which, under the Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (i) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (4). In applying the following restrictions, the Trust will not treat a guarantee as a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by a Fund does not exceed 10% of the Fund's total assets.

     The Trust may not, on behalf of any Fund:

          (1) Purchase for the Fund the securities of any one issuer, other than U.S. Government securities, if immediately after the purchase more than 5% of the value of the Fund's total assets would be invested in the issuer, except that (a) up to 25% of the value of its total assets may be invested without regard to this 5% limitation and (b) this 5% limitation shall not apply to repurchase agreements collateralized by U.S. Government securities.

          (2) Purchase securities if the purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activity in the same industry, provided that there is no limitation with respect to, and each Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations.

          (3) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b)
     repurchase agreements with banks, brokers, dealers and other financial institutions and (c) loans of securities.

          (4) Borrow money, except as a temporary or emergency measure, and then only from banks in amounts not exceeding one-third of the value of the Fund's total assets. No purchases of securities will be made if borrowings exceed 5% of the value of the Fund's assets.

          (5) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings.

          (6) Purchase real estate (excluding securities secured by real estate or interests therein), securities issued by real estate investment trusts or limited partnerships, commodities, commodity contracts or oil, gas or other mineral leases or exploration or development programs.

          (7) Invest in companies for the purpose of exercising control of management.

                                       7

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          (8)  Act as an underwriter  of securities (except as  the Trust may be deemed to be an underwriter under the Securities Act in connection with the purchase and sale of portfolio instruments in accordance with the Fund's investment objective and management policies), purchase securities on margin (except for delayed delivery or when-issued transactions or such short term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position or invest in or write puts, calls, or combinations thereof (except that the Trust may, on behalf of a Fund, acquire puts in connection with the acquisition of a debt instrument).

          (9) Purchase the securities of any issuer, other than U.S. Government securities, if the purchase would cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation.

          (10) Purchase warrants.

     Notwithstanding restriction (1) above, to the extent required by the rules of the SEC, the Money Market Fund will not invest more than 5% of its assets in the obligations of any one issuer.

PORTFOLIO TRANSACTIONS

Subject to the general control of the Board of Trustees, Mitchell Hutchins is responsible for, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities for each Fund. Mitchell Hutchins purchases portfolio securities for the Fund either directly from the issuer or from dealers that specialize in money market instruments. These purchases are usually without the payment of brokerage commissions. In making portfolio investments, Mitchell Hutchins seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers that provide the Trust with research advice or other services.

     Mitchell Hutchins may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of the securities from the Money Market Fund prior to their maturity at their original cost plus interest, interest sometimes being adjusted to reflect the actual maturity of the securities, if Mitchell Hutchins believes that the Fund's anticipated need for liquidity makes this action desirable. Certain dealers, but not issuers, have charged and may in the future charge a higher price for commercial paper where they undertake to repurchase prior to maturity. The payment of a higher price in order to obtain this kind of undertaking reduces the yield that might otherwise be received by the Fund on the commercial paper. Mitchell Hutchins is authorized to pay a higher price for commercial paper where it secures such an undertaking if Mitchell Hutchins believes that the prepayment privilege is desirable to assure the Fund's liquidity and such an undertaking cannot otherwise be obtained.

     Investment decisions for the Funds are made independently from those for other investment companies and accounts advised by Mitchell Hutchins, which may invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time on behalf of those other investment companies and accounts, transactions are averaged as to price and available investments are allocated as to amount in a manner that Mitchell Hutchins believes to be equitable to each company or account, including the Funds. In some instances, this investment

                                       8

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procedure  may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund. To the extent permitted by law, Mitchell Hutchins may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for those other companies or accounts in order to obtain best execution.

     The Fund will not engage in principal transactions with, acquire portfolio securities issued by or enter into repurchase agreements with, Mitchell Hutchins or any affiliated person thereof, as defined in the Act, except to the extent permitted by the SEC.

     The Trust does not intend to seek profits through short-term trading. The Funds' annual portfolio turnover will be relatively high, but the Funds' portfolio turnover is not expected to have a material effect on their net income. Each Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

                       PURCHASE AND REDEMPTION OF SHARES

PURCHASE AND REDEMPTION

Information on how to purchase and redeem Fund shares is included in the Prospectus.

     Under the Act, the Trust may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, during which trading on that exchange is restricted or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable or for such other periods as the SEC may permit. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, the Trust may redeem shares involuntarily in certain other instances if the Board of Trustees determines that failure to redeem may have material adverse consequences to the Trust's shareholders in general. The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of a Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount also will be in cash unless the Board of Trustees determines that conditions exist that make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, the Trust may make payment wholly or partly in securities or other property (known as 'redemption in kind'), valued in the same way as the Trust determines net asset value. See 'Net Asset Value' below for an example of when such a redemption or form of payment might be appropriate.
Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may incur transaction costs if they sell the securities or property and may receive less than the redemption value of the securities or property upon sale, particularly where the securities are sold prior to maturity.

NET ASSET VALUE

Each Fund's net asset value per share is calculated by dividing the total value of the assets belonging to the Fund, less the value of any liabilities charged to the Fund, by the total number of Fund shares outstanding (irrespective of class). Assets belonging to the Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of investments, any funds or payments derived from any reinvestment of those proceeds and a

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portion of any general assets of the  Trust not belonging to a particular  Fund.
Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of the Funds. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities to the Fund are conclusive.

     In computing the net asset value of its shares for purposes of sales and redemptions, the Trust uses the amortized cost method of valuation. Under this method, the Trust values each Fund's portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method provides certainty in portfolio valuation, it may result in valuations of a Fund's portfolio securities that are higher or lower than the market value of the securities.

     In connection with its use of amortized cost valuation, each Fund limits the dollar weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 397 days. The Board of Trustees also has established procedures, pursuant to a rule promulgated by the SEC, that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination at such intervals as the Board deems appropriate of the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event this deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any dilution or unfair results. These steps may include redeeming shares in kind, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Fund's average portfolio maturity, reducing or withholding dividends or utilizing a net asset value per share determined by using available market quotations.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is an 'interested person' of the Trust, as defined in the Act, is indicated by an asterisk.

     David J. Beaubien, 60, Trustee. Chairman of Yankee Environmental Systems, Inc., manufacturer of meteorological measuring instruments. Director of IEC, Inc., manufacturer of electronic assemblies, Belfort Instruments, Inc., manufacturer of environmental instruments, and Oriel Corp., manufacturer of optical instruments. Prior to January 1991, Senior Vice President of EG&G, Inc., a company that makes and provides a variety of scientific and technically oriented products and services. Mr. Beaubien is a director or trustee of 13 other investment companies for which Mitchell Hutchins or PaineWebber Incorporated ('PaineWebber') serves as investment adviser.

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     William W.  Hewitt,  Jr.,  66,  Trustee.  Trustee  of  The  Guardian  Asset
Allocation Fund, The Guardian Baillie Gifford International Fund, The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Park Ave. Fund, The Guardian Stock Fund, Inc., The Guardian Cash Management Trust and The Guardian U.S. Government Trust. Mr. Hewitt is a director or trustee of 13 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Thomas R. Jordan, 66, Trustee. Principal of The Dilenschneider Group, Inc., a corporate communications and public policy counseling firm. Prior to January 1992, Senior Vice President of Hill & Knowlton, a public relations and public affairs firm. Prior to April 1991, President of The Jordan Group, a management consulting and strategies development firm. Mr. Jordan is a director or trustee of 12 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     *Frank P.L. Minard, 49, Trustee. Chairman of Mitchell Hutchins, chairman of the board of Mitchell Hutchins Institutional Investors Inc. and a director of PaineWebber. Prior to 1993, managing director of Oppenheimer Capital in New York and Director of Oppenheimer Capital Ltd. in London. Mr. Minard is a director or trustee of 27 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Carl W. Schafer, 59, Trustee. President of the Atlantic Foundation, a charitable foundation supporting mainly oceanographic exploration and research. Director of International Agritech Resources, Inc., an agribusiness investment and consulting firm, Ardic Exploration and Development Ltd. and Hidden Lake Gold Mines Ltd., gold mining companies, Electronic Clearing House, Inc., a financial transactions processing company, Wainoco Oil Corporation and BioTechniques Laboratories, Inc., an agricultural biotechnology company. Prior to January 1993, chairman of the Investment Advisory Committee of the Howard Hughes Medical Institute and director of Ecova Corporation, a toxic waste treatment firm. Mr. Schafer is a director or trustee of 12 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Margo N. Alexander, 48, President. President, chief executive officer and a director of Mitchell Hutchins. Prior to January 1995, an executive vice president of PaineWebber. Ms. Alexander is also a trustee of one other investment company and president of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Teresa M. Boyle, 36, Vice President. First vice president and manager -- advisory administration of Mitchell Hutchins. Prior to November 1993, compliance manager of Hyperion Capital Management, Inc., an investment advisory firm. Prior to April 1993, a vice president and manager -- legal administration of Mitchell Hutchins. Ms. Boyle is also a vice president of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Scott H. Griff, 29, Vice President and Assistant Secretary. Vice president and attorney of Mitchell Hutchins. Prior to January 1995, an associate at the law firm of Cleary, Gottlieb, Steen & Hamilton. Mr. Griff is also a vice president and assistant secretary of 12 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     C. William Maher, 34, Vice President and Assistant Treasurer. Mr. Maher is a first vice president and the senior manager of the Fund Administration Division of Mitchell Hutchins. Mr. Maher is

--------------------------------------------------------------------------------
also a vice president and assistant treasurer of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Dennis L. McCauley, 48, Vice President. Mr. McCauley is a Managing Director and Chief Investment Officer -- Fixed Income of Mitchell Hutchins. Prior to December 1994, Director of Fixed Income Investments of IBM Corporation. Mr. McCauley is also a vice president of six other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Susan P. Messina, 35, Vice President. Senior vice president and portfolio manager for Mitchell Hutchins. Ms. Messina is also a vice president of three other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Ann E. Moran, 38, Vice President and Assistant Treasurer. Vice president of Mitchell Hutchins. Ms. Moran is also a vice president and assistant treasurer of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Dianne E. O'Donnell, 43, Vice President and Secretary. Ms. O'Donnell is a senior vice president and deputy general counsel of Mitchell Hutchins. Ms.
O'Donnell is also a vice president and secretary of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Victoria E. Schonfeld, 44, Vice President. Ms. Schonfeld is a managing director and general counsel of Mitchell Hutchins. From April 1990 to May 1994, partner in the law firm of Arnold & Porter. Ms. Schonfeld is also a vice president and assistant secretary of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.



     Paul H. Schubert, 32, Vice President and Assistant Treasurer. First vice president of Mitchell Hutchins. From August 1992 to August 1994, a vice president at BlackRock Financial Management Inc. Prior to August 1992, an audit manager with Ernst & Young LLP. Mr. Schubert is also a vice president and assistant treasurer of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.






     Julian F. Sluyters, 35 Vice President and Treasurer. Senior vice president and the director of the mutual fund finance division of Mitchell Hutchins. Prior to 1991, he was an audit senior manager with Ernst & Young LLP. Mr. Sluyters is also a vice president and treasurer of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Gregory K. Todd, 38, Vice President and Assistant Secretary. First vice president and associate general counsel of Mitchell Hutchins. Prior to 1993, a partner with the law firm of Shereff, Friedman, Hoffman & Goodman. Mr. Todd is also a vice president and assistant secretary of 38 other investment companies for which Mitchell Hutchins or PaineWebber serves as investment adviser.

     Certain of the Trustees and officers of the Trust are directors and/or trustees and officers of other mutual funds managed by PaineWebber or Mitchell Hutchins. The address of each of the non-interested Trustees is: Mr. Beaubien, Montague Industrial Park, 101 Industrial Road, Box 746, Turners Falls,
Massachusetts 01376; Mr. Hewitt, P.O. Box 2359, Princeton, New Jersey 08543-2359; Mr. Jordan, 200 Park Avenue, New York, New York 10166; and Mr. Schafer, P.O. Box 1164, Princeton, New Jersey 08542. The address of Mr. Minard and each of the officers is 1285 Avenue of the Americas, New York, New York 10019.

--------------------------------------------------------------------------------

     By virtue of the responsibilities assumed by PaineWebber under the Investment Advisory and Administration Agreement (the 'Agreement'), the Trust requires no executive employees other than its officers, none of whom devotes full time to the affairs of the Trust. See 'Investment Management and Other Services -- Investment Adviser and Administrator.' Trustees and officers, as a group, owned less than 1% of the Fund's outstanding shares as of August 1, 1995. No officer, director or employee of PaineWebber or Mitchell Hutchins or of any affiliate receives any compensation from the Trust for serving as an officer or Trustee of the Fund. The Trust pays each Trustee who is not an officer, director or employee of PaineWebber or Mitchell Hutchins or any of its affiliates an annual retainer of $1,000 and $375 for each Trustees' meeting attended, and reimburses the Trustee for out-of-pocket expenses associated with attendance at Trustees' meetings. The Chairman of the Trustees' audit committee receives an annual fee of $250. No officer, director or employee of Mitchell Hutchins, or any of its affiliates, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The amount of compensation paid by the Trust to each Trustee for the fiscal year ended April 30, 1995, and the aggregate amount of compensation paid to each such Trustee for the year ended December 31, 1994 by all funds in the former Kidder Family of Funds for which such person is a Board member were as follows:



                                                                                                        (5)
                                                              (3)                                TOTAL COMPENSATION
                                        (2)                PENSION OR               (4)          FROM TRUST AND 12
             (1)                     AGGREGATE        RETIREMENT BENEFITS    ESTIMATED ANNUAL     OTHER INVESTMENT
        NAME OF BOARD            COMPENSATION FROM     ACCRUED AS PART OF      BENEFITS UPON      COMPANIES IN THE
            MEMBER                     TRUST            TRUST'S EXPENSES        RETIREMENT         FUND COMPLEX*
------------------------------   -----------------    --------------------   -----------------   ------------------

David J. Beaubien                     $ 2,500                 None                 None               $ 80,700
William W. Hewitt, Jr.                $ 2,500                 None                 None               $ 74,425
Thomas R. Jordan                      $ 2,500                 None                 None               $ 83,125
Frank P.L. Minard                        None                 None                 None                   None
Carl W. Schafer                       $ 2,750                 None                 None               $ 84,575



------------

* Represents total compensation paid to each Trustee during the calendar year ended December 31, 1994.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND ADMINISTRATOR

PaineWebber, the Funds' investment adviser and administrator, and Mitchell Hutchins, the Funds' sub-adviser and sub-administrator, are located at 1285 Avenue of the Americas, New York, New York 10019.

     Subject to the supervision and direction of the Trust's Board of Trustees and of PaineWebber, Mitchell Hutchins manages each Fund's portfolio in accordance with the stated policies of the Fund. Mitchell Hutchins makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. Mitchell Hutchins employs a professional staff of portfolio managers that draw upon a variety of sources for research information for the Fund. In addition, Mitchell Hutchins pays the salaries of all officers and employees who are employed by both it and the Trust, maintains office facilities, furnishes statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, prepares reports to shareholders and filings with the SEC and state

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Blue Sky  authorities, and  generally  assists in  all  aspects of  the  Trust's operations. Mitchell Hutchins bears all expenses in connection with the performance of its services.

     Expenses incurred in the operation of the Trust are borne by the Trust, including but not limited to taxes, interest, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors or employees of PaineWebber or Mitchell Hutchins, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer, dividend and recordkeeping agent, charges and expenses of any outside service used for pricing of the Funds' portfolio securities and calculating net asset value, certain insurance premiums, outside auditing and legal expenses and costs of maintenance of Trust existence, shareholder services, printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, shareholders' reports and Trust meetings.

     The Investment Advisory and Administration Agreement remains in effect as to each Fund from year to year, provided its continuance is approved at least annually by (i) the Board of Trustees or (ii) the vote of a majority of the outstanding voting securities of the Fund, provided further that in either event the continuance is also approved by a majority of the Trustees who are not 'interested persons,' as defined in the Act, of the Trust, PaineWebber or Mitchell Hutchins, by vote cast in person at a meeting called for the purpose of voting on this approval. With respect to each Fund, the Investment Advisory and Administration Agreement was approved by shareholders in accordance with the terms of the Act on April 13, 1995. With respect to each Fund, the Investment Advisory and Administration Agreement is terminable without penalty, on 60 days' written notice, by the Board of Trustees of the Trust, by vote of the holders of a majority of such Fund's outstanding voting securities, as defined in the Act, or by PaineWebber. The Investment Advisory and Administration Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment, as defined in the Act and the rules thereunder.


     As compensation for PaineWebber's services rendered to the Trust, each Fund pays a fee, computed daily and paid monthly, at an annual rate of .25% of such Fund's average daily net assets. For the fiscal years ended April 30, 1993, April 30, 1994 and April 30, 1995, the Government Securities Fund incurred fees of $342,099, $283,281 and $166,715, respectively, to Kidder Peabody Asset Management, Inc. ('KPAM'), the Fund's predecessor investment adviser and administrator, or PaineWebber. However, during these periods, KPAM or PaineWebber voluntarily waived a portion of its fees in the amounts of $17,557, $0 and $0, respectively, and voluntarily paid expenses of $8,081, $21,554 and $81,678, respectively. For the fiscal years ended April 30, 1993, April 30, 1994 and April 30, 1995, the Money Market Fund incurred fees of $937,992, $800,430 and $595,984, respectively, to KPAM or PaineWebber. However, during these periods, KPAM or PaineWebber voluntarily waived a portion of its fees in the amounts of $44,626, $0 and $0, respectively, and voluntarily paid expenses of $36,168, $3,470 and $45,499, respectively. For the fiscal years ended April 30, 1993, April 30, 1994 and April 30, 1995, the Treasury Securities Fund incurred fees of $25,578, $47,804 and $57,716 to KPAM or PaineWebber. However, during these periods, KPAM or PaineWebber voluntarily waived its fees in the amounts of $1,638, $40,467 and $6,926, respectively, and voluntarily paid expenses of $76,822, $68,730 and $138,518, respectively. As of the date of this Statement of Additional Information, PaineWebber is voluntarily waiving .05% of its fee with respect to each Fund.


     PaineWebber has agreed that if in any fiscal year the aggregate expenses of a Fund (including fees pursuant to the Investment Advisory and Administration Agreement but excluding interest,

--------------------------------------------------------------------------------
taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Trust, PaineWebber will reimburse the Trust for such excess expense. This expense reimbursement obligation is limited to the amount of PaineWebber's fees. Any expense reimbursement will be estimated, reconciled and paid on a monthly basis. The most stringent state expense limitation applicable to the Trust currently requires reimbursement of expenses in any year that expenses exceed 2 1/2% of the first $30 million of the average daily value of a Fund's net assets, 2% of the next $70 million of the average daily value of the Fund's net assets and 1 1/2% of the remaining average daily value of the Fund's net assets. During the fiscal period ended April 30, 1995, each Fund's expenses did not exceed such limitations.

     PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory and Administration Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory and Administration Agreement.

     Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber, PaineWebber/Kidder, Peabody ('PW/KP') and Mitchell Hutchins/Kidder, Peabody ('MH/KP') mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber, PW/KP and MH/KP mutual funds and other Mitchell Hutchins advisory clients.

DISTRIBUTOR

PaineWebber is the distributor of the Funds' shares and is acting on a best efforts basis.

CUSTODIAN AND TRANSFER, DIVIDEND AND RECORDKEEPING AGENT

State Street Bank and Trust Company ('State Street'), One Heritage Drive, North Quincy, Massachusetts 02171, has been retained to serve as custodian. PFPC Inc., a subsidiary of PNC Bank, National Association, whose principal address is 400 Bellevue Parkway, Wilmington, Delaware 19809, has been retained as transfer, dividend and recordkeeping agent. As custodian, State Street maintains custody of the Trust's portfolio securities. As transfer agent, PFPC Inc. maintains the Trust's official record of shareholders, as dividend agent, it is responsible for crediting dividends to shareholders' accounts and, as recordkeeping agent, it maintains certain accounting and financial records of the Trust.

INDEPENDENT AUDITORS

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, will serve as independent auditors for the Trust. In that capacity, Ernst & Young LLP will audit the Trust's annual financial statements.

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COUNSEL

Messrs. Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022, serve as counsel to the Trust.

FINANCIAL INTERMEDIARIES


The Trust will enter into an agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who beneficially own Financial Intermediary shares in consideration of the Trust's payment of .25% (on an annualized basis) of the average daily net asset value of the Financial Intermediary shares held by the financial intermediary for the benefit of its customers. These services include:
(i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) other similar services if requested by the Trust. For the fiscal period from March 17, 1994 (the date on which Financial Intermediary shares were first outstanding) through April 30, 1994 and for the fiscal year ended April 30, 1995, the Trust paid $1,694 and $12,028, respectively, with respect to the Financial Intermediary shares of the Money Market Fund to financial intermediaries. For the fiscal period from July 12, 1994 (the date on which Financial Intermediary shares were first outstanding) through April 30, 1995, the Trust paid $3,715 with respect to the Financial Intermediary shares of the Government Securities Fund to financial intermediaries. The Trust has not yet made payments to financial intermediaries with respect to the Financial Intermediary shares of the Treasury Securities Fund.



     The Trust's agreements with financial intermediaries are governed by an Amended and Restated Shareholder Services Plan (the 'Plan') adopted by the Board of Trustees in connection with the offering of Financial Intermediary shares. Pursuant to the Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust's agreements with financial intermediaries and the purposes for which the expenditures were made. In addition, the Trust's arrangements with financial intermediaries must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not 'interested persons' of the Trust as defined in the Act and have no direct or indirect financial interest in these arrangements (the 'Disinterested Trustees').


     The Board of Trustees may approve the Trust's arrangements with financial intermediaries if, based on information provided by the Trust's service contractors, there is a reasonable likelihood that the arrangements will benefit the Trust and its shareholders by affording the Trust greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner. Any material amendment to the Funds' arrangements with financial intermediaries must be approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees. So long as the Trust's arrangements with Financial Intermediaries are in

--------------------------------------------------------------------------------
effect, the selection and nomination of the members of the Board of Trustees who are not 'interested persons' of the Trust, as defined in the Act, will be committed to the discretion of those non-interested Trustees.

     Conflict of interest restrictions may apply to a financial intermediary's receipt of compensation paid by a Fund in connection with the investment of fiduciary funds in Financial Intermediary shares. Financial intermediaries, including banks regulated by the Comptroller of the Currency and investment advisers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Financial Intermediary shares. See also 'Management of the Trust -- Financial Intermediaries' in the Trust's prospectus.

                             PRINCIPAL SHAREHOLDERS


With respect to the Government Securities Fund, to the knowledge of the Trust, the following persons owned of record 5% or more of the Fund's Institutional shares of beneficial interest on August 22, 1995:




          Robinson-Broadhurst Foundation, c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 25.31% of the Fund's outstanding Institutional shares.



          The Chase Manhattan Bank NA, as Custodian for Chase Home Mortgage Corp., c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 6.05% of the Fund's outstanding Institutional shares.



          Frank Ferri and Mary Ellen Ferri, c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 5.55% of the Fund's outstanding Institutional shares.



          Marsam Pharmaceuticals Inc., c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 7.18% of the Fund's outstanding Institutional shares.



     With respect to the Money Market Fund, to the knowledge of the Trust, the following persons owned of record 5% or more of the Fund's Institutional shares of beneficial interest on August 22, 1995:



          Marine  Preservation   Association,   c/o  Mitchell   Hutchins   Asset
     Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 12.03% of the Fund's outstanding Institutional shares.



     With respect to the Treasury Securities Fund, to the knowledge of the Trust, the following persons owned of record 5% or more of the Fund's Institutional shares of beneficial interest on August 22, 1995:



          ITG Inc., c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 10.47% of the Fund's outstanding Institutional shares.



          Thermatrix Inc., c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 5.27% of the Fund's outstanding Institutional shares.

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          James  M. Sweeney  Trustee FBO  James M.  Sweeney Trust,  c/o Mitchell
     Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 14.32% of the Fund's outstanding Institutional shares.



          Robert S. Thompson and Elizabeth Thompson, Trustees FBO Robert S. and Elizabeth Thompson Trust, c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 5.72% of the Fund's outstanding Institutional shares.



          Mercury  Interactive   Corporation,   c/o  Mitchell   Hutchins   Asset
     Management Inc., 1285 Avenue of the Americas, New York, New York 10019, owned 16.64% of the Fund's outstanding Institutional shares.


     The Trust is not aware as to whether or to what extent shares owned of record also are owned beneficially.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund is treated as a separate entity for federal income tax purposes, has qualified for the fiscal year ended April 30, 1995 to be treated as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended, and has elected or intends to elect this treatment for each year. Provided that a Fund distributes at least 90% of its net investment income and net realized short term capital gains, a Fund, if it qualifies as a regulated investment company, will not be liable for federal income taxes to the extent its net investment income and its net long term and short term realized capital gains, if any, are distributed to its shareholders.

     Although each Fund expects to be relieved of all or substantially all federal income taxes, depending on the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of a Fund's income that is treated as earned in any such state or locality could be subject to state and local tax. Any taxes paid by a Fund would reduce the amount of income and gains available for distribution to shareholders.

     While each of the Funds does not expect to realize any net long term capital gains, any such net realized gains will be distributed as described in the Prospectus. These distributions ('capital gain dividends') will be taxable to shareholders as long term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Trust to shareholders after the close of the Fund's taxable year.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding, then the shareholder may be subject to a 31% 'backup withholding' tax with respect to (i) dividends and distributions and (ii) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% 'backup withholding' tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

     The foregoing is only a summary of certain tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

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                               YIELD INFORMATION

The 'current yields' and 'effective yields' are calculated separately for Institutional shares and Financial Intermediary shares of each Fund. The seven-day current yield for each class of shares of each Fund is calculated by determining the net change in the value of a hypothetical preexisting account in the Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, an effective annualized yield quotation may be computed on a compounded basis with respect to each class of shares by adding 1 to the base period return for the class involved (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

     Yields fluctuate and any quotation of yield should not be considered as representative of the future performance of a Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by financial intermediaries with respect to investing customer accounts in Financial Intermediary shares of a Fund will not be included in yield calculations; these fees, if charged, would reduce the actual yield from that quoted.

                             DESCRIPTION OF SHARES

The Trust does not currently intend to hold annual meetings of shareholders except as required by the Act or other applicable law. These laws under certain circumstances provide shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communication in these matters.

     As stated in the Prospectus, holders of Institutional shares and Financial Intermediary shares will vote in the aggregate and not by class on all matters, except where otherwise required by law and except that only Financial Intermediary shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Trust's arrangements with Financial Intermediaries. See 'Management of the Fund -- Financial Intermediaries.' Further, shareholders of a Fund and of the other Funds will vote in the aggregate and not by Fund except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of that Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. Rule 18f-2 further provides that a Fund shall be deemed to be

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affected by a matter unless it is clear  that the interests of each Fund in  the matter are identical or that the matter does not affect any interest of the Fund. Under that Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by the holders of a majority of the outstanding voting securities of the Fund. That Rule, however, also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

The Trust is an entity of the type commonly known as a 'Massachusetts business trust,' which is the form in which many mutual funds are organized. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of this disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is not material.

                     ADDITIONAL INFORMATION ABOUT THE TRUST

The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the SEC under the Securities Act and the Act, to which reference is hereby made.

                              FINANCIAL STATEMENTS

The Funds' Annual Report to Shareholders for the fiscal year ended April 30, 1995 is a separate document supplied with this Statement of Additional Information and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this Statement of Additional Information.

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                                   APPENDIX:
                             DESCRIPTION OF RATINGS

Set forth below are descriptions of the ratings of Moody's Investors Service, Inc. ('Moody's'), Standard & Poor's ('S&P') and Fitch Investors Services, Inc. ('Fitch'), which represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

DESCRIPTION OF S&P CORPORATE BOND RATINGS:

     AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa -- Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt-edge.' Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, these changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

     Aa -- Bonds that are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short term promissory obligations.

DESCRIPTION OF FITCH'S SHORT TERM RATINGS:

     Fitch employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

     Various of the rating agencies utilize rankings within categories indicated by a + or - . The Trust in accordance with industry practice, recognize such rankings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 - as being in S&P's highest rating category.

--------------------------------------------------------
Table of Contents
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Investment Objective and Policies                      2
--------------------------------------------------------
Purchase and Redemption of Shares                      9
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Management of the Trust                               10
--------------------------------------------------------
Investment Advisory and Other Services                13
--------------------------------------------------------
Principal Shareholders                                17
--------------------------------------------------------
Dividends, Distributions and Taxes                    18
--------------------------------------------------------
Yield Information                                     19
--------------------------------------------------------
Description of Shares                                 19
--------------------------------------------------------
Additional Information About the Trust                20
--------------------------------------------------------
Financial Statements                                  20
--------------------------------------------------------
Appendix: Description of Ratings                      21
--------------------------------------------------------

                                      Liquid
                               Institutional
                                    Reserves
  Statement of
  Additional
  Information

   September 1, 1995

                           Money Market Fund
                Government  Securities  Fund
                    Treasury Securities Fund

Institutional Shares
Financial Intermediary Shares




                           STATEMENT OF DIFFERENCES
     The dagger symbol shall be expressed as ...............   'D'
     The service mark symbol shall be expressed as .........  'sm'
     The registered trademark symbol shall be expressed as ..  'r'